Shareholder Report, Average Annual Return (Details) 192286_First Sentier American Listed Infrastructure Fund_Class I_TSR Annual {Class I}	12 Months Ended	58 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.31%	8.51%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	15.06%
FTSE USA Core Infrastructure Capped Index, Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USA Core Infrastructure Capped Index, Net TR
Average Annual Return, Percent	3.35%	7.12%